SHARE BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	May 13, 2020 shares
SHARE-BASED COMPENSATION
Share based compensation, fair value of shares exercised during the period | $				$ 4		$ 122
Aggregate intrinsic value of options exercise | $				2		$ 67	$ 2,336
Unrecognized share-based compensation cost			¥ 18,496					$ 2,682
Compensation cost			75,960	$ 11,013	¥ 55,156
Compensation cost			¥ 131,116		¥ 55,156			19,010
Performance Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			866,716	866,716	3,534,767	3,534,767	314,842
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period			1 year	1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period			4 years	4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			888,716	888,716
Aggregate fair value, unvested			¥ 66,517					9,644
Weighted-average grant-date fair value | $ / shares				$ 5.48		$ 12.31	$ 22.62
Total fair value vested | $				$ 6,883		$ 42,672	$ 3,866
Unrecognized share-based compensation cost			¥ 21,591					$ 3,130
Unrecognized compensation costs, weighted-average recognition period			4 months 24 days	4 months 24 days
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			22,000	22,000	298,454	298,454	1,848,701
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued	39,606,817								20,461,380
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum [Member]
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding			359,202		362,004			359,202
Share based compensation, aggregate intrinsic value			¥ 1,911					$ 277
Share based compensation, fair value of option outstanding at grant date			¥ 5,062					$ 733
Share based compensation, fair value of shares exercised during the period | $							$ 594
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum [Member]
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
2010 Plan and 2014 Plan | Common Class A [Member]
SHARE-BASED COMPENSATION
Shares reserved for future issuance under the plan									7,562,532
2020 Plan
SHARE-BASED COMPENSATION
Percentage of share capital considered for Maximum shares issuable under the plan									5.00%
2020 Plan | Common Class A [Member]
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued									46,560,708